Quarterly Holdings Report
for
Fidelity® Mid Cap Value Index Fund
September 30, 2021
MCQ-NPRT1-1121
1.9896346.102
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 0.2%
Lumen Technologies, Inc. (a)	143,359	1,776,218
Entertainment - 0.4%
Live Nation Entertainment, Inc. (b)	10,747	979,374
Madison Square Garden Sports Corp. (b)	1,498	278,553
Take-Two Interactive Software, Inc. (b)	12,050	1,856,544
World Wrestling Entertainment, Inc. Class A	768	43,208
Zynga, Inc. (b)	68,267	514,051
		3,671,730
Interactive Media & Services - 0.8%
IAC (b)	9,957	1,297,298
TripAdvisor, Inc. (a)(b)	4,973	168,336
Twitter, Inc. (b)	90,902	5,489,572
Vimeo, Inc.	1,484	43,585
		6,998,791
Media - 2.6%
Altice U.S.A., Inc. Class A (b)	8,229	170,505
Cable One, Inc.	332	601,959
Discovery Communications, Inc.:
Class A (b)	21,371	542,396
Class C (non-vtg.) (b)	40,934	993,468
DISH Network Corp. Class A (b)	32,359	1,406,322
Fox Corp.:
Class A	41,558	1,666,891
Class B	19,745	732,934
Interpublic Group of Companies, Inc.	51,061	1,872,407
Liberty Broadband Corp.:
Class A (b)	3,293	554,377
Class C (b)	18,774	3,242,270
Liberty Media Corp.:
Liberty Formula One Group Series C (b)	25,765	1,324,579
Liberty Media Class A (b)	3,339	157,100
Liberty SiriusXM Series A (b)	10,399	490,521
Liberty SiriusXM Series C (b)	21,137	1,003,373
News Corp.:
Class A	50,547	1,189,371
Class B	16,039	372,586
Nexstar Broadcasting Group, Inc. Class A	4,870	740,045
Omnicom Group, Inc.	27,761	2,011,562
Sirius XM Holdings, Inc. (a)	117,077	714,170
The New York Times Co. Class A	21,503	1,059,453
ViacomCBS, Inc.:
Class A	1,202	50,568
Class B	75,762	2,993,357
		23,890,214
TOTAL COMMUNICATION SERVICES		36,336,953
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.9%
Aptiv PLC (b)	28,711	4,277,078
BorgWarner, Inc.	31,201	1,348,195
Gentex Corp.	31,129	1,026,634
Lear Corp.	7,823	1,224,143
QuantumScape Corp. Class A (a)(b)	7,584	186,111
		8,062,161
Automobiles - 0.1%
Harley-Davidson, Inc.	19,873	727,551
Thor Industries, Inc.	4,115	505,157
		1,232,708
Distributors - 0.4%
Genuine Parts Co.	18,405	2,231,238
LKQ Corp. (b)	35,442	1,783,441
		4,014,679
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (b)	1,582	220,562
Chegg, Inc. (a)(b)	4,380	297,928
Frontdoor, Inc. (b)	3,483	145,938
Grand Canyon Education, Inc. (b)	5,847	514,302
H&R Block, Inc.	4,577	114,425
Mister Car Wash, Inc. (a)	1,058	19,309
Service Corp. International	21,317	1,284,562
Terminix Global Holdings, Inc. (b)	16,272	678,054
		3,275,080
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	29,740	977,256
Boyd Gaming Corp. (b)	8,437	533,725
Caesars Entertainment, Inc. (b)	10,072	1,130,884
Carnival Corp. (b)	110,921	2,774,134
Darden Restaurants, Inc.	5,441	824,148
Domino's Pizza, Inc.	1,529	729,272
Hilton Worldwide Holdings, Inc. (b)	11,777	1,555,859
Hyatt Hotels Corp. Class A (b)	6,174	476,015
Marriott Vacations Worldwide Corp.	5,405	850,369
MGM Resorts International	52,210	2,252,862
Norwegian Cruise Line Holdings Ltd. (a)(b)	48,111	1,285,045
Penn National Gaming, Inc. (b)	19,054	1,380,653
Planet Fitness, Inc. (b)	3,400	267,070
Royal Caribbean Cruises Ltd. (b)	28,543	2,538,900
Six Flags Entertainment Corp. (b)	6,130	260,525
Travel+Leisure Co.	3,659	199,525
Wyndham Hotels & Resorts, Inc.	4,368	337,166
Yum China Holdings, Inc.	50,516	2,935,485
Yum! Brands, Inc.	35,528	4,345,430
		25,654,323
Household Durables - 1.8%
D.R. Horton, Inc.	25,447	2,136,785
Garmin Ltd.	19,705	3,063,339
Leggett & Platt, Inc.	17,267	774,252
Lennar Corp.:
Class A	35,235	3,300,815
Class B	2,173	168,603
Mohawk Industries, Inc. (b)	7,368	1,307,083
Newell Brands, Inc.	49,533	1,096,661
NVR, Inc. (b)	140	671,171
PulteGroup, Inc.	23,785	1,092,207
Toll Brothers, Inc.	8,732	482,792
TopBuild Corp. (b)	729	149,306
Whirlpool Corp.	7,981	1,627,007
		15,870,021
Internet & Direct Marketing Retail - 0.2%
Doordash, Inc.	2,255	464,485
Qurate Retail, Inc. Series A	48,416	493,359
Wayfair LLC Class A (a)(b)	4,366	1,115,557
		2,073,401
Leisure Products - 0.3%
Brunswick Corp.	8,808	839,138
Hasbro, Inc.	16,659	1,486,316
Hayward Holdings, Inc. (a)	5,050	112,312
Polaris, Inc.	2,247	268,876
		2,706,642
Multiline Retail - 0.5%
Dollar Tree, Inc. (b)	30,173	2,888,160
Kohl's Corp.	20,312	956,492
Nordstrom, Inc. (a)(b)	2,203	58,269
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	8,513	513,164
		4,416,085
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	8,516	1,778,907
AutoNation, Inc. (b)	5,861	713,635
AutoZone, Inc. (b)	2,202	3,738,974
Bath & Body Works, Inc.	13,440	847,123
Best Buy Co., Inc.	25,073	2,650,467
Burlington Stores, Inc. (b)	497	140,934
CarMax, Inc. (b)	19,409	2,483,576
Dick's Sporting Goods, Inc.	8,185	980,317
Foot Locker, Inc.	11,708	534,587
Gap, Inc.	26,154	593,696
Leslie's, Inc. (a)	2,026	41,614
Lithia Motors, Inc. Class A (sub. vtg.)	3,484	1,104,567
O'Reilly Automotive, Inc. (b)	6,167	3,768,407
Penske Automotive Group, Inc.	4,156	418,094
Petco Health & Wellness Co., Inc. (a)	6,683	141,011
Victoria's Secret & Co.	4,231	233,805
Vroom, Inc. (a)(b)	11,095	244,867
Williams-Sonoma, Inc.	2,343	415,484
		20,830,065
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (b)	19,247	931,747
Carter's, Inc.	5,618	546,294
Columbia Sportswear Co.	4,892	468,849
Deckers Outdoor Corp. (b)	3,082	1,110,136
Hanesbrands, Inc.	18,233	312,878
PVH Corp. (b)	9,212	946,901
Ralph Lauren Corp.	6,141	681,897
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	15,183	639,508
Tapestry, Inc.	32,730	1,211,665
Under Armour, Inc.:
Class A (sub. vtg.) (b)	24,403	492,453
Class C (non-vtg.) (b)	25,969	454,977
VF Corp.	15,008	1,005,386
		8,802,691
TOTAL CONSUMER DISCRETIONARY		96,937,856
CONSUMER STAPLES - 4.2%
Beverages - 0.2%
Brown-Forman Corp.:
Class A	2,902	181,868
Class B (non-vtg.)	12,132	812,965
Molson Coors Beverage Co. Class B	23,160	1,074,161
		2,068,994
Food & Staples Retailing - 0.8%
Albertsons Companies, Inc.	20,238	630,009
Casey's General Stores, Inc.	4,812	906,821
Grocery Outlet Holding Corp. (a)(b)	11,245	242,555
Kroger Co.	97,367	3,936,548
U.S. Foods Holding Corp. (b)	28,691	994,430
		6,710,363
Food Products - 2.7%
Archer Daniels Midland Co.	72,504	4,350,965
Beyond Meat, Inc. (a)(b)	928	97,681
Bunge Ltd.	17,897	1,455,384
Campbell Soup Co.	25,319	1,058,587
Conagra Brands, Inc.	61,007	2,066,307
Darling Ingredients, Inc. (b)	19,930	1,432,967
Flowers Foods, Inc.	24,453	577,824
Hormel Foods Corp.	36,836	1,510,276
Ingredion, Inc.	8,737	777,680
Kellogg Co.	18,188	1,162,577
Lamb Weston Holdings, Inc.	13,352	819,412
McCormick & Co., Inc. (non-vtg.)	32,490	2,632,665
Pilgrim's Pride Corp. (b)	3,695	107,451
Post Holdings, Inc. (b)	7,647	842,394
Seaboard Corp.	32	131,200
The Hain Celestial Group, Inc. (a)(b)	10,927	467,457
The Hershey Co.	2,691	455,452
The J.M. Smucker Co.	13,658	1,639,370
Tyson Foods, Inc. Class A	37,383	2,951,014
		24,536,663
Household Products - 0.4%
Church & Dwight Co., Inc.	30,266	2,499,064
Reynolds Consumer Products, Inc. (a)	7,002	191,435
Spectrum Brands Holdings, Inc.	5,461	522,454
The Clorox Co.	3,044	504,117
		3,717,070
Personal Products - 0.1%
Coty, Inc. Class A (b)	43,848	344,645
Herbalife Nutrition Ltd. (b)	11,430	484,403
		829,048
TOTAL CONSUMER STAPLES		37,862,138
ENERGY - 5.1%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	95,955	2,372,967
Halliburton Co.	109,319	2,363,477
NOV, Inc. (b)	50,611	663,510
		5,399,954
Oil, Gas & Consumable Fuels - 4.5%
Antero Midstream GP LP	43,581	454,114
APA Corp.	49,141	1,053,092
Cabot Oil & Gas Corp. (a)	44,878	976,545
Cimarex Energy Co.	10,428	909,322
Continental Resources, Inc.	7,606	351,017
Devon Energy Corp.	87,788	3,117,352
Diamondback Energy, Inc.	12,376	1,171,636
DT Midstream, Inc.	12,561	580,821
EQT Corp. (b)	36,131	739,240
Hess Corp.	33,669	2,629,886
HollyFrontier Corp.	19,493	645,803
Marathon Oil Corp.	102,105	1,395,775
Marathon Petroleum Corp.	82,996	5,129,983
Occidental Petroleum Corp.	96,092	2,842,401
ONEOK, Inc.	57,759	3,349,444
Phillips 66 Co.	57,020	3,993,111
Pioneer Natural Resources Co.	15,571	2,592,727
Targa Resources Corp.	29,341	1,443,871
The Williams Companies, Inc.	158,228	4,104,434
Valero Energy Corp.	53,167	3,751,995
		41,232,569
TOTAL ENERGY		46,632,523
FINANCIALS - 16.7%
Banks - 5.1%
Bank of Hawaii Corp.	5,202	427,448
Bank OZK	16,013	688,239
BOK Financial Corp.	3,938	352,648
Citizens Financial Group, Inc.	45,526	2,138,811
Comerica, Inc.	17,431	1,403,196
Commerce Bancshares, Inc.	13,821	963,047
Cullen/Frost Bankers, Inc.	7,448	883,482
East West Bancorp, Inc.	18,388	1,425,806
Fifth Third Bancorp	89,613	3,803,176
First Citizens Bancshares, Inc. (a)	787	663,575
First Hawaiian, Inc.	16,980	498,363
First Horizon National Corp.	71,091	1,158,072
First Republic Bank	23,183	4,471,537
FNB Corp., Pennsylvania	41,540	482,695
Huntington Bancshares, Inc.	190,826	2,950,170
KeyCorp	124,114	2,683,345
M&T Bank Corp.	16,702	2,494,277
PacWest Bancorp	15,086	683,698
Peoples United Financial, Inc.	55,237	964,990
Pinnacle Financial Partners, Inc.	9,645	907,402
Popular, Inc.	10,282	798,603
Prosperity Bancshares, Inc.	11,615	826,175
Regions Financial Corp.	125,202	2,668,055
Signature Bank	7,721	2,102,274
Sterling Bancorp	22,978	573,531
SVB Financial Group (b)	7,370	4,767,506
Synovus Financial Corp.	17,519	768,909
Umpqua Holdings Corp.	28,705	581,276
Webster Financial Corp.	11,751	639,959
Western Alliance Bancorp.	6,203	675,010
Wintrust Financial Corp.	7,396	594,417
Zions Bancorp NA	20,802	1,287,436
		46,327,128
Capital Markets - 4.1%
Affiliated Managers Group, Inc.	5,327	804,856
Ameriprise Financial, Inc.	6,536	1,726,288
Ares Management Corp.	2,150	158,735
Carlyle Group LP	21,147	999,830
Cboe Global Markets, Inc.	13,845	1,714,842
Evercore, Inc. Class A	5,024	671,558
FactSet Research Systems, Inc.	678	267,661
Franklin Resources, Inc.	37,685	1,119,998
Interactive Brokers Group, Inc.	10,469	652,637
Invesco Ltd.	43,471	1,048,086
Janus Henderson Group PLC	22,147	915,336
Jefferies Financial Group, Inc.	28,492	1,057,908
KKR & Co. LP	72,435	4,409,843
Lazard Ltd. Class A	13,073	598,743
Morningstar, Inc.	286	74,083
MSCI, Inc.	3,038	1,848,137
NASDAQ, Inc.	15,142	2,922,709
Northern Trust Corp.	26,741	2,882,947
Raymond James Financial, Inc.	22,832	2,106,937
SEI Investments Co.	14,034	832,216
State Street Corp.	47,533	4,026,996
Stifel Financial Corp.	13,243	899,994
T. Rowe Price Group, Inc.	19,628	3,860,828
Tradeweb Markets, Inc. Class A	13,608	1,099,254
Virtu Financial, Inc. Class A	11,807	288,445
		36,988,867
Consumer Finance - 1.1%
Ally Financial, Inc.	46,924	2,395,470
Credit Acceptance Corp. (a)(b)	1,052	615,736
Discover Financial Services	17,550	2,156,018
OneMain Holdings, Inc.	13,473	745,461
Santander Consumer U.S.A. Holdings, Inc.	7,743	322,883
SLM Corp.	39,557	696,203
Synchrony Financial	60,201	2,942,625
		9,874,396
Diversified Financial Services - 0.2%
Equitable Holdings, Inc.	48,146	1,427,047
Voya Financial, Inc.	14,628	898,013
		2,325,060
Insurance - 5.6%
AFLAC, Inc.	86,247	4,496,056
Alleghany Corp. (b)	1,558	972,831
American Financial Group, Inc.	8,828	1,110,827
Arch Capital Group Ltd. (b)	37,818	1,443,891
Arthur J. Gallagher & Co.	26,670	3,964,496
Assurant, Inc.	7,638	1,204,895
Assured Guaranty Ltd.	9,163	428,920
Athene Holding Ltd. (b)	15,029	1,035,047
Axis Capital Holdings Ltd.	10,115	465,695
Brighthouse Financial, Inc. (b)	10,785	487,806
Brown & Brown, Inc.	28,772	1,595,407
Cincinnati Financial Corp.	19,510	2,228,432
CNA Financial Corp.	3,564	149,545
Erie Indemnity Co. Class A	995	177,528
Everest Re Group Ltd.	3,994	1,001,615
Fidelity National Financial, Inc.	35,532	1,611,021
First American Financial Corp.	13,802	925,424
Globe Life, Inc.	13,001	1,157,479
GoHealth, Inc. (b)	870	4,376
Hanover Insurance Group, Inc.	4,657	603,640
Hartford Financial Services Group, Inc.	45,135	3,170,734
Kemper Corp.	7,840	523,634
Lemonade, Inc. (a)(b)	4,423	296,385
Lincoln National Corp.	20,662	1,420,513
Loews Corp.	28,200	1,520,826
Markel Corp. (b)	1,468	1,754,451
Mercury General Corp.	3,427	190,781
Old Republic International Corp.	36,254	838,555
Primerica, Inc.	5,096	782,898
Principal Financial Group, Inc.	34,547	2,224,827
Prudential Financial, Inc.	50,277	5,289,140
Reinsurance Group of America, Inc.	8,803	979,422
RenaissanceRe Holdings Ltd.	3,399	473,821
Unum Group	26,557	665,518
W.R. Berkley Corp.	17,997	1,317,020
White Mountains Insurance Group Ltd.	389	416,078
Willis Towers Watson PLC	16,725	3,887,894
		50,817,428
Mortgage Real Estate Investment Trusts - 0.4%
AGNC Investment Corp.	68,220	1,075,829
Annaly Capital Management, Inc.	181,887	1,531,489
New Residential Investment Corp.	56,321	619,531
Starwood Property Trust, Inc.	35,573	868,337
		4,095,186
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.	44,086	659,527
New York Community Bancorp, Inc.	58,661	754,967
TFS Financial Corp.	6,360	121,222
UWM Holdings Corp. Class A	6,211	43,166
		1,578,882
TOTAL FINANCIALS		152,006,947
HEALTH CARE - 8.3%
Biotechnology - 0.8%
BioMarin Pharmaceutical, Inc. (b)	23,777	1,837,724
Exact Sciences Corp. (b)	1,655	157,970
Exelixis, Inc. (b)	5,758	121,724
Horizon Therapeutics PLC (b)	23,119	2,532,455
Incyte Corp. (b)	3,428	235,778
Ionis Pharmaceuticals, Inc. (a)(b)	1,407	47,191
Iovance Biotherapeutics, Inc. (a)(b)	13,217	325,931
Mirati Therapeutics, Inc. (a)(b)	840	148,604
Natera, Inc. (b)	758	84,472
Repligen Corp. (a)(b)	410	118,486
Sage Therapeutics, Inc. (b)	6,622	293,421
Seagen, Inc. (b)	1,839	312,262
Ultragenyx Pharmaceutical, Inc. (b)	2,127	191,834
United Therapeutics Corp. (b)	5,752	1,061,704
		7,469,556
Health Care Equipment & Supplies - 2.2%
Dentsply Sirona, Inc.	28,300	1,642,815
Envista Holdings Corp. (b)	20,873	872,700
Figs, Inc. Class A (a)(b)	3,653	135,672
Globus Medical, Inc. (b)	9,524	729,729
Hill-Rom Holdings, Inc.	8,660	1,299,000
Hologic, Inc. (b)	32,669	2,411,299
ICU Medical, Inc. (b)	2,597	606,088
Integra LifeSciences Holdings Corp. (b)	9,390	643,027
Masimo Corp. (b)	1,798	486,737
Quidel Corp. (b)	4,789	675,967
ResMed, Inc.	1,876	494,420
STERIS PLC	9,591	1,959,249
Tandem Diabetes Care, Inc. (b)	465	55,512
Teleflex, Inc.	5,013	1,887,645
The Cooper Companies, Inc.	6,302	2,604,680
Zimmer Biomet Holdings, Inc.	27,183	3,978,504
		20,483,044
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (b)	11,480	732,194
agilon health, Inc. (a)	547	14,337
Amedisys, Inc. (b)	484	72,164
AmerisourceBergen Corp.	19,340	2,310,163
Cardinal Health, Inc.	15,422	762,772
Chemed Corp.	1,477	686,982
DaVita HealthCare Partners, Inc. (b)	2,656	308,787
Encompass Health Corp.	5,445	408,593
Henry Schein, Inc. (b)	18,348	1,397,384
Laboratory Corp. of America Holdings (b)	12,552	3,532,635
McKesson Corp.	17,274	3,444,090
Molina Healthcare, Inc. (b)	6,372	1,728,787
Oak Street Health, Inc. (a)(b)	1,249	53,120
Premier, Inc.	15,855	614,540
Quest Diagnostics, Inc.	15,871	2,306,215
Signify Health, Inc. (a)	8,125	145,194
Universal Health Services, Inc. Class B	9,610	1,329,736
		19,847,693
Health Care Technology - 0.7%
Cerner Corp.	38,509	2,715,655
Certara, Inc.	4,607	152,492
Change Healthcare, Inc. (b)	32,435	679,189
Teladoc Health, Inc. (a)(b)	19,684	2,496,128
		6,043,464
Life Sciences Tools & Services - 1.3%
Adaptive Biotechnologies Corp. (b)	1,506	51,189
Agilent Technologies, Inc.	4,122	649,339
Bio-Rad Laboratories, Inc. Class A (b)	2,762	2,060,314
Charles River Laboratories International, Inc. (b)	403	166,306
IQVIA Holdings, Inc. (b)	12,571	3,011,257
PerkinElmer, Inc.	14,585	2,527,435
PPD, Inc. (b)	12,313	576,125
QIAGEN NV (b)	29,582	1,528,798
Syneos Health, Inc. (b)	11,548	1,010,219
Waters Corp. (b)	551	196,872
		11,777,854
Pharmaceuticals - 1.1%
Catalent, Inc. (b)	16,186	2,153,871
Elanco Animal Health, Inc. (b)	57,959	1,848,313
Jazz Pharmaceuticals PLC (b)	7,691	1,001,445
Nektar Therapeutics (a)(b)	23,169	416,115
Organon & Co.	33,040	1,083,382
Perrigo Co. PLC	17,350	821,176
Royalty Pharma PLC (a)	17,311	625,620
Viatris, Inc.	157,404	2,132,824
		10,082,746
TOTAL HEALTH CARE		75,704,357
INDUSTRIALS - 15.5%
Aerospace & Defense - 1.2%
BWX Technologies, Inc.	3,027	163,034
Curtiss-Wright Corp.	5,321	671,404
HEICO Corp.	3,944	520,095
HEICO Corp. Class A	6,924	820,009
Hexcel Corp. (b)	10,896	647,113
Howmet Aerospace, Inc.	46,685	1,456,572
Huntington Ingalls Industries, Inc.	5,117	987,888
Mercury Systems, Inc. (b)	7,211	341,946
Spirit AeroSystems Holdings, Inc. Class A	9,688	428,113
Textron, Inc.	29,384	2,051,297
TransDigm Group, Inc. (b)	4,793	2,993,564
Virgin Galactic Holdings, Inc. (a)(b)	1,845	46,679
		11,127,714
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	13,764	1,197,468
Expeditors International of Washington, Inc.	5,928	706,203
GXO Logistics, Inc. (b)	1,814	142,290
		2,045,961
Airlines - 1.1%
Alaska Air Group, Inc. (b)	15,823	927,228
American Airlines Group, Inc. (a)(b)	83,156	1,706,361
Copa Holdings SA Class A (b)	4,071	331,298
JetBlue Airways Corp. (b)	41,295	631,401
Southwest Airlines Co. (b)	76,913	3,955,636
United Airlines Holdings, Inc. (b)	42,115	2,003,411
		9,555,335
Building Products - 1.7%
A.O. Smith Corp.	17,253	1,053,641
Allegion PLC	2,803	370,501
Armstrong World Industries, Inc. (a)	3,168	302,449
Builders FirstSource, Inc. (b)	26,703	1,381,613
Carlisle Companies, Inc.	4,106	816,232
Carrier Global Corp.	60,242	3,118,126
Fortune Brands Home & Security, Inc.	13,433	1,201,179
Lennox International, Inc.	4,366	1,284,346
Masco Corp.	32,092	1,782,711
Owens Corning	13,352	1,141,596
The AZEK Co., Inc. (b)	6,559	239,600
Trane Technologies PLC	15,948	2,753,422
		15,445,416
Commercial Services & Supplies - 0.7%
ADT, Inc.	20,379	164,866
Cintas Corp.	710	270,269
Clean Harbors, Inc. (b)	6,586	684,088
Driven Brands Holdings, Inc.	6,925	200,063
MSA Safety, Inc.	3,422	498,585
Republic Services, Inc.	27,356	3,284,361
Rollins, Inc.	2,097	74,087
Stericycle, Inc. (b)	11,884	807,755
		5,984,074
Construction & Engineering - 0.5%
AECOM (b)	17,692	1,117,250
MasTec, Inc. (b)	7,294	629,326
Quanta Services, Inc.	18,024	2,051,492
Valmont Industries, Inc.	2,728	641,407
		4,439,475
Electrical Equipment - 1.3%
Acuity Brands, Inc.	4,586	795,075
AMETEK, Inc.	30,024	3,723,276
ChargePoint Holdings, Inc. Class A (a)(b)	13,504	269,945
Hubbell, Inc. Class B	7,061	1,275,711
nVent Electric PLC	21,618	698,910
Regal Beloit Corp.	5,268	791,991
Rockwell Automation, Inc.	5,942	1,747,186
Sensata Technologies, Inc. PLC (b)	20,297	1,110,652
Shoals Technologies Group, Inc. (a)	13,193	367,821
Sunrun, Inc. (b)	25,969	1,142,636
		11,923,203
Machinery - 5.2%
AGCO Corp.	7,302	894,714
Allison Transmission Holdings, Inc.	3,272	115,567
Colfax Corp. (b)	15,173	696,441
Crane Co.	6,449	611,430
Cummins, Inc.	18,686	4,196,128
Donaldson Co., Inc.	14,340	823,259
Dover Corp.	18,681	2,904,896
Flowserve Corp.	16,985	588,870
Fortive Corp.	42,533	3,001,554
Gates Industrial Corp. PLC (b)	12,210	198,657
Graco, Inc.	8,307	581,241
IDEX Corp.	9,890	2,046,736
Ingersoll Rand, Inc. (b)	52,812	2,662,253
ITT, Inc.	11,181	959,777
Middleby Corp. (b)	5,016	855,278
Nordson Corp.	6,268	1,492,724
Oshkosh Corp.	8,869	907,920
Otis Worldwide Corp.	55,955	4,603,977
PACCAR, Inc.	44,370	3,501,680
Parker Hannifin Corp.	13,972	3,906,851
Pentair PLC	21,532	1,563,869
Snap-On, Inc.	6,954	1,453,038
Stanley Black & Decker, Inc.	21,017	3,684,490
Timken Co.	8,392	549,005
Toro Co.	756	73,642
Westinghouse Air Brake Tech Co.	23,622	2,036,453
Woodward, Inc.	7,452	843,566
Xylem, Inc.	7,909	978,185
		46,732,201
Marine - 0.0%
Kirby Corp. (b)	7,679	368,285
Professional Services - 2.3%
CACI International, Inc. Class A (b)	3,028	793,639
Clarivate Analytics PLC (b)	56,608	1,239,715
CoStar Group, Inc. (b)	11,401	981,170
Dun & Bradstreet Holdings, Inc. (b)	20,930	351,833
Equifax, Inc.	9,750	2,470,845
FTI Consulting, Inc. (b)	4,369	588,504
IHS Markit Ltd.	48,607	5,668,548
Jacobs Engineering Group, Inc.	16,839	2,231,673
LegalZoom.com, Inc.	982	25,925
Leidos Holdings, Inc.	18,382	1,767,062
Manpower, Inc.	7,051	763,482
Nielsen Holdings PLC	46,391	890,243
Robert Half International, Inc.	1,747	175,277
Science Applications Internati	7,552	646,149
TransUnion Holding Co., Inc.	7,880	885,003
Verisk Analytics, Inc.	7,504	1,502,826
		20,981,894
Road & Rail - 0.6%
AMERCO	1,161	750,041
J.B. Hunt Transport Services, Inc.	1,214	203,005
Kansas City Southern	8,651	2,341,307
Knight-Swift Transportation Holdings, Inc. Class A	20,947	1,071,439
Landstar System, Inc.	560	88,379
Old Dominion Freight Lines, Inc.	1,044	298,563
Ryder System, Inc.	6,820	564,082
Schneider National, Inc. Class B	6,684	151,994
TuSimple Holdings, Inc. (a)(b)	3,794	140,871
XPO Logistics, Inc. (b)	1,826	145,313
		5,754,994
Trading Companies & Distributors - 0.7%
Air Lease Corp. Class A	13,952	548,872
Core & Main, Inc.	2,231	58,475
Fastenal Co.	8,360	431,460
MSC Industrial Direct Co., Inc. Class A	5,857	469,673
SiteOne Landscape Supply, Inc. (b)	2,756	549,739
United Rentals, Inc. (b)	6,152	2,158,921
Univar, Inc. (b)	21,856	520,610
W.W. Grainger, Inc.	1,019	400,528
Watsco, Inc.	4,238	1,121,460
		6,259,738
TOTAL INDUSTRIALS		140,618,290
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 1.1%
Arista Networks, Inc. (b)	823	282,816
Ciena Corp. (b)	20,016	1,027,822
F5 Networks, Inc. (b)	7,846	1,559,628
Juniper Networks, Inc.	42,262	1,163,050
Lumentum Holdings, Inc. (b)	9,820	820,363
Motorola Solutions, Inc.	21,636	5,026,476
Ubiquiti, Inc.	92	27,478
ViaSat, Inc. (a)(b)	9,067	499,320
		10,406,953
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	21,960	1,608,131
Arrow Electronics, Inc. (b)	9,311	1,045,532
Avnet, Inc.	12,929	477,985
Coherent, Inc. (b)	328	82,030
Corning, Inc.	65,603	2,393,853
IPG Photonics Corp. (b)	4,364	691,258
Jabil, Inc.	3,803	221,981
Keysight Technologies, Inc. (b)	13,539	2,224,322
Littelfuse, Inc.	3,111	850,143
National Instruments Corp.	17,305	678,875
SYNNEX Corp.	5,428	565,055
Teledyne Technologies, Inc. (b)	5,982	2,569,748
Trimble, Inc. (b)	32,610	2,682,173
Vontier Corp.	10,121	340,066
		16,431,152
IT Services - 2.0%
Akamai Technologies, Inc. (b)	20,929	2,188,964
Alliance Data Systems Corp.	6,483	654,070
Amdocs Ltd.	16,849	1,275,638
Broadridge Financial Solutions, Inc.	1,372	228,630
Cloudflare, Inc. (b)	1,896	213,584
Concentrix Corp.	5,462	966,774
DXC Technology Co. (b)	32,695	1,098,879
Euronet Worldwide, Inc. (b)	1,902	242,087
Fastly, Inc. Class A (a)(b)	13,784	557,425
FleetCor Technologies, Inc. (b)	8,186	2,138,756
Genpact Ltd.	22,561	1,071,873
GoDaddy, Inc. (b)	19,638	1,368,769
Jack Henry & Associates, Inc.	7,110	1,166,467
Paychex, Inc.	5,364	603,182
Paysafe Ltd. (a)	54,365	421,329
SolarWinds, Inc. (a)	4,547	76,071
StoneCo Ltd. Class A (b)	1,987	68,989
The Western Union Co.	39,868	806,131
VeriSign, Inc. (b)	12,835	2,631,303
WEX, Inc. (b)	1,894	333,609
		18,112,530
Semiconductors & Semiconductor Equipment - 1.8%
Brooks Automation, Inc.	1,660	169,901
Cirrus Logic, Inc. (b)	7,532	620,260
Cree, Inc. (b)	15,024	1,212,888
First Solar, Inc. (b)	13,799	1,317,253
Marvell Technology, Inc.	106,654	6,432,288
Microchip Technology, Inc.	5,525	848,032
MKS Instruments, Inc.	1,112	167,812
ON Semiconductor Corp. (b)	25,326	1,159,171
Qorvo, Inc. (b)	14,440	2,414,224
Skyworks Solutions, Inc.	11,340	1,868,605
		16,210,434
Software - 2.1%
ANSYS, Inc. (b)	6,628	2,256,503
Black Knight, Inc. (b)	19,809	1,426,248
C3.Ai, Inc.	3,238	150,049
CDK Global, Inc.	13,427	571,319
Ceridian HCM Holding, Inc. (b)	16,827	1,895,057
Citrix Systems, Inc.	10,386	1,115,145
Datto Holding Corp. (a)	3,109	74,305
Dolby Laboratories, Inc. Class A	8,338	733,744
Duck Creek Technologies, Inc. (b)	7,179	317,599
Dynatrace, Inc. (b)	1,493	105,958
FireEye, Inc. (b)	21,624	384,907
Guidewire Software, Inc. (b)	10,934	1,299,725
Jamf Holding Corp. (a)	1,027	39,560
Manhattan Associates, Inc. (b)	3,856	590,084
McAfee Corp.	2,136	47,227
Medallia, Inc. (b)	6,169	208,944
N-able, Inc. (a)	5,194	64,458
NCR Corp. (b)	10,988	425,895
NortonLifeLock, Inc.	52,603	1,330,856
Nuance Communications, Inc. (b)	22,970	1,264,269
Paycor HCM, Inc. (a)	734	25,807
Pegasystems, Inc.	290	36,859
Procore Technologies, Inc. (b)	364	32,520
SS&C Technologies Holdings, Inc.	29,187	2,025,578
Synopsys, Inc. (b)	7,235	2,166,231
Teradata Corp. (b)	2,080	119,288
Tyler Technologies, Inc. (b)	695	318,762
		19,026,897
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	169,346	2,413,181
HP, Inc.	102,265	2,797,970
NetApp, Inc.	9,726	873,006
Pure Storage, Inc. Class A (b)	2,166	54,497
Western Digital Corp. (b)	39,976	2,256,245
Xerox Holdings Corp.	18,536	373,871
		8,768,770
TOTAL INFORMATION TECHNOLOGY		88,956,736
MATERIALS - 7.2%
Chemicals - 3.3%
Albemarle Corp. U.S.	15,134	3,313,892
Ashland Global Holdings, Inc.	7,162	638,277
Axalta Coating Systems Ltd. (b)	22,050	643,640
Celanese Corp. Class A	9,211	1,387,545
CF Industries Holdings, Inc.	27,847	1,554,420
Corteva, Inc.	96,088	4,043,383
Diversey Holdings Ltd.	1,484	23,803
Eastman Chemical Co.	17,692	1,782,292
Element Solutions, Inc.	30,168	654,042
FMC Corp.	12,538	1,147,979
Huntsman Corp.	27,400	810,766
International Flavors & Fragrances, Inc.	32,421	4,335,336
LyondellBasell Industries NV Class A	30,025	2,817,846
NewMarket Corp.	862	292,020
Olin Corp.	17,230	831,348
PPG Industries, Inc.	17,814	2,547,580
RPM International, Inc.	6,923	537,571
The Chemours Co. LLC	10,284	298,853
The Mosaic Co.	44,984	1,606,828
Valvoline, Inc.	23,595	735,692
Westlake Chemical Corp.	3,475	316,712
		30,319,825
Construction Materials - 0.7%
Eagle Materials, Inc.	5,364	703,542
Martin Marietta Materials, Inc.	8,093	2,765,216
Vulcan Materials Co.	17,208	2,910,905
		6,379,663
Containers & Packaging - 2.0%
Amcor PLC	200,680	2,325,881
Aptargroup, Inc.	8,516	1,016,385
Ardagh Group SA	2,333	59,468
Avery Dennison Corp.	5,054	1,047,239
Ball Corp.	29,467	2,651,146
Berry Global Group, Inc. (b)	17,593	1,071,062
Crown Holdings, Inc.	14,429	1,454,155
Graphic Packaging Holding Co.	26,432	503,265
International Paper Co.	50,949	2,849,068
Packaging Corp. of America	12,207	1,677,730
Sealed Air Corp.	8,933	489,439
Silgan Holdings, Inc.	10,789	413,866
Sonoco Products Co.	12,728	758,334
WestRock Co.	34,353	1,711,810
		18,028,848
Metals & Mining - 1.1%
Alcoa Corp. (b)	24,316	1,190,025
Cleveland-Cliffs, Inc. (b)	59,327	1,175,268
Nucor Corp.	38,255	3,767,735
Reliance Steel & Aluminum Co.	8,252	1,175,250
Royal Gold, Inc.	8,494	811,092
Steel Dynamics, Inc.	20,542	1,201,296
United States Steel Corp.	34,654	761,348
		10,082,014
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	11,419	700,784
TOTAL MATERIALS		65,511,134
REAL ESTATE - 11.0%
Equity Real Estate Investment Trusts (REITs) - 10.2%
Alexandria Real Estate Equities, Inc.	20,080	3,836,686
American Campus Communities, Inc.	17,768	860,860
American Homes 4 Rent Class A	36,848	1,404,646
Americold Realty Trust	34,001	987,729
Apartment Income (REIT) Corp.	20,273	989,525
AvalonBay Communities, Inc.	18,145	4,021,658
Boston Properties, Inc.	20,334	2,203,189
Brixmor Property Group, Inc.	38,441	849,931
Camden Property Trust (SBI)	12,664	1,867,560
CoreSite Realty Corp.	1,230	170,404
Cousins Properties, Inc.	19,257	718,094
CubeSmart	26,150	1,266,968
CyrusOne, Inc.	16,148	1,250,017
Douglas Emmett, Inc.	21,615	683,250
Duke Realty Corp.	48,763	2,334,285
EPR Properties	9,636	475,826
Equity Lifestyle Properties, Inc.	10,627	829,969
Equity Residential (SBI)	47,975	3,882,137
Essex Property Trust, Inc.	8,438	2,697,966
Extra Space Storage, Inc.	15,551	2,612,412
Federal Realty Investment Trust (SBI)	10,058	1,186,743
First Industrial Realty Trust, Inc.	16,697	869,580
Gaming & Leisure Properties	28,729	1,330,727
Healthcare Trust of America, Inc.	28,255	838,043
Healthpeak Properties, Inc.	70,193	2,350,062
Highwoods Properties, Inc. (SBI)	13,425	588,821
Host Hotels & Resorts, Inc. (b)	92,084	1,503,732
Hudson Pacific Properties, Inc.	19,337	507,983
Invitation Homes, Inc.	75,059	2,877,011
Iron Mountain, Inc.	11,047	479,992
JBG SMITH Properties	16,157	478,409
Kilroy Realty Corp.	15,120	1,001,095
Kimco Realty Corp.	75,687	1,570,505
Lamar Advertising Co. Class A	1,399	158,717
Life Storage, Inc.	10,129	1,162,201
Medical Properties Trust, Inc.	76,984	1,545,069
Mid-America Apartment Communities, Inc.	15,021	2,805,172
National Retail Properties, Inc.	22,676	979,376
Omega Healthcare Investors, Inc.	30,990	928,460
Park Hotels & Resorts, Inc. (b)	30,620	586,067
Rayonier, Inc.	18,305	653,122
Realty Income Corp.	50,697	3,288,207
Regency Centers Corp.	22,001	1,481,327
Rexford Industrial Realty, Inc.	17,902	1,015,939
SBA Communications Corp. Class A	11,746	3,882,875
Simon Property Group, Inc.	5,568	723,673
SL Green Realty Corp.	8,722	617,866
Spirit Realty Capital, Inc.	15,409	709,430
Store Capital Corp.	31,713	1,015,767
Sun Communities, Inc.	14,916	2,760,952
UDR, Inc.	38,443	2,036,710
Ventas, Inc.	51,130	2,822,887
VEREIT, Inc.	29,797	1,347,718
VICI Properties, Inc. (a)	76,464	2,172,342
Vornado Realty Trust	22,776	956,820
Welltower, Inc.	55,039	4,535,214
Weyerhaeuser Co.	97,577	3,470,814
WP Carey, Inc.	23,794	1,737,914
		92,920,454
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (b)	41,173	4,008,603
Howard Hughes Corp. (b)	5,419	475,842
Jones Lang LaSalle, Inc. (b)	6,577	1,631,688
Opendoor Technologies, Inc. (a)(b)	46,582	956,328
		7,072,461
TOTAL REAL ESTATE		99,992,915
UTILITIES - 7.0%
Electric Utilities - 3.1%
Alliant Energy Corp.	32,597	1,824,780
Avangrid, Inc. (a)	7,366	357,988
Edison International	48,563	2,693,790
Entergy Corp.	26,099	2,591,892
Evergy, Inc.	29,770	1,851,694
Eversource Energy	44,708	3,655,326
FirstEnergy Corp.	70,825	2,522,787
Hawaiian Electric Industries, Inc.	13,751	561,453
IDACORP, Inc.	6,534	675,485
NRG Energy, Inc.	17,321	707,216
OGE Energy Corp.	25,901	853,697
PG&E Corp. (b)	196,684	1,888,166
Pinnacle West Capital Corp.	14,685	1,062,607
PPL Corp.	100,253	2,795,054
Xcel Energy, Inc.	70,093	4,380,813
		28,422,748
Gas Utilities - 0.4%
Atmos Energy Corp.	16,828	1,484,230
National Fuel Gas Co.	11,365	596,890
UGI Corp.	27,084	1,154,320
		3,235,440
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp.	12,506	485,358
The AES Corp.	86,042	1,964,339
Vistra Corp.	62,138	1,062,560
		3,512,257
Multi-Utilities - 2.5%
Ameren Corp.	33,137	2,684,097
CenterPoint Energy, Inc.	77,256	1,900,498
CMS Energy Corp.	37,658	2,249,312
Consolidated Edison, Inc.	46,040	3,342,044
DTE Energy Co.	25,103	2,804,256
MDU Resources Group, Inc.	25,878	767,800
NiSource, Inc.	50,999	1,235,706
Public Service Enterprise Group, Inc.	65,656	3,998,450
WEC Energy Group, Inc.	41,105	3,625,461
		22,607,624
Water Utilities - 0.6%
American Water Works Co., Inc.	23,635	3,995,260
Essential Utilities, Inc.	29,202	1,345,628
		5,340,888
TOTAL UTILITIES		63,118,957
TOTAL COMMON STOCKS (Cost $720,075,854)		903,678,806

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	6,247,756	6,249,006
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	19,641,586	19,643,550
TOTAL MONEY MARKET FUNDS (Cost $25,892,556)		25,892,556

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $745,968,410)	929,571,362
NET OTHER ASSETS (LIABILITIES) - (2.3)% (e)	(20,987,940)
NET ASSETS - 100.0%	908,583,422

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	15	Dec 2021	3,949,800	(35,756)	(35,756)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $148,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	7,288,738	45,736,184	46,775,916	512	-	-	6,249,006	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	15,227,558	32,893,624	28,477,632	6,983	-	-	19,643,550	0.1%
Total	22,516,296	78,629,808	75,253,548	7,495	-	-	25,892,556

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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